                                                                                                                                                            File Nos.33-58282

                                                                                                                                                                 811-7512

                                                       SECURITIES AND EXCHANGE COMMISSION

                                                                          Washington, D.C. 20549

                                                                                  FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre‑Effective Amendment No.	[_]

Post‑Effective Amendment No. 26	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 26	[X]

                                                                  (Check appropriate box or boxes.)

                                             DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.

- Dreyfus Worldwide Growth Fund

                                                     (Exact Name of Registrant as Specified in Charter)

                        c/o The Dreyfus Corporation

                        200 Park Avenue, New York, New York                    10166

                        (Address of Principal Executive Offices)        (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

                                                                       Michael A. Rosenberg, Esq.

                                                                               200 Park Avenue

                                                                      New York, New York 10166

                                                            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                        immediately upon filing pursuant to paragraph (b)

            ----

             X        on   March 14, 2011    pursuant to paragraph (b)

            ----

                        60 days after filing pursuant to paragraph (a)(i)

            ----

                        on                      pursuant to paragraph (a)(i)

            ----

                        75 days after filing pursuant to paragraph (a)(ii)

            ----

                        on     (date)                  pursuant to paragraph (a)(ii) of Rule 485

            ----

If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

_____

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and to the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 14th day of March, 2011.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.

BY: /s/Bradley J. Skapyak* BRADLEY J. SKAPYAK, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/Bradley J. Skapyak* Bradley J. Skapyak	President (Principal Executive Officer)	03/14/11

/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	03/14/11

/s/Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board of Directors	03/14/11

/s/Clifford L. Alexander, Jr.* Clifford L. Alexander, Jr.	Director	03/14/11

/s/ David W. Burke* David W. Burke	Director	03/14/11

/s/ Peggy C. Davis* Peggy C. Davis	Director	03/14/11

/s/Diane Dunst* Diane Dunst	Director	03/14/11

/s/Ernest Kafka* Ernest Kafka	Director	03/14/11

/s/Nathan Leventhal* Nathan Leventhal	Director	03/14/11

*BY: /s/ Janette E. Farragher Janette E. Farragher, Attorney-in-Fact

INDEX OF EXHIBITS

XBRL Exhibits (Interactive Data Files)

            Exhibit 101.SCH – Taxonomy

            Exhibit 101.INS – Instance Document

            Exhibit 101.CAL – Calculation Linkbase

            Exhibit 101.PRE – Presentation Linkbase

            Exhibit 101.DEF – Definition Linkbase

            Exhibit 101.LAB – Label Linkbase